Derivative Financial Instruments for Hedging Purposes (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments for Hedging Purposes [Abstract]
Schedule of Bank's Portfolio of Derivative Instruments	As of December 31, 2023 and 2022, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	141,416	167,199	36,553	135,025	232,293	122,127	222,615	111,547	632,877	535,898	49,065	27,077
Total	—	—	—	—	—	—	141,416	167,199	36,553	135,025	232,293	122,127	222,615	111,547	632,877	535,898	49,065	27,077
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	63,587	218,840	123,214	180,325	129,166	983,782	1,151,878	1,382,947	1,467,845	160,602	223,016
Total	—	—	—	—	—	—	—	63,587	218,840	123,214	180,325	129,166	983,782	1,151,878	1,382,947	1,467,845	160,602	223,016

Schedule of Cash Flows of Borrowings From Banks and Bonds Issued Abroad	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond	—	—	(450)	(378)	(4,686)	(4,423)	(199,047)	(226,822)	(245,308)	(339,527)	(552,541)	(338,871)	(1,252,534)	(1,421,772)	(2,254,566)	(2,331,793)
Borrowing	—	—	—	—	—	—	(1,366)	(59,876)	(88,096)	—	—	—	—	—	(89,462)	(59,876)

Hedge instrument
Inflows:
Cross Currency Swap	—	—	450	378	4,686	4,423	200,413	286,698	333,404	339,527	552,541	338,871	1,252,534	1,421,772	2,344,028	2,391,669
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,506	1,437	1,834	1,742	182,057	268,092	328,074	327,478	467,263	309,408	1,314,328	1,389,012	2,295,062	2,297,169

Hedge instrument
Outflows:
Cross Currency Swap	—	—	(1,506)	(1,437)	(1,834)	(1,742)	(182,057)	(268,092)	(328,074)	(327,478)	(467,263)	(309,408)	(1,314,328)	(1,389,012)	(2,295,062)	(2,297,169)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—